Mizuho Financial Group, Inc., parent company	12 Months Ended
Mar. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Mizuho Financial Group, Inc., parent company
32. Mizuho Financial Group, Inc., parent company
The following tables present the parent company only financial information of MHFG:
Condensed balance sheets

	2023	2024

	(in millions of yen)
Assets:
Cash and due from banking subsidiaries	47,425	23,394
Interest-bearing deposits in banking subsidiaries	450	431
Investments in subsidiaries and affiliated companies:
Banking subsidiaries	7,996,767	8,542,884
Non-banking subsidiaries and affiliated companies	1,075,322	1,305,643
Long-term loans receivable from subsidiaries:
A banking subsidiary	8,768,725	9,567,224
A non-banking subsidiary	444,000	444,000
Other assets	545,744	629,277

Total	18,878,433	20,512,853

Liabilities and shareholders’ equity:
Short-term borrowings from a banking subsidiary	810,000	631,000
Long-term debt	8,741,729	9,546,009
Other liabilities	411,213	406,773
Shareholders’ equity	8,915,491	9,929,071

Total	18,878,433	20,512,853

Condensed statements of income

	2022	2023	2024

	(in millions of yen)
Income:
Dividends from subsidiaries and affiliated companies:
Banking subsidiaries	197,717	209,257	547,487
Non-banking subsidiaries and affiliated companies	82,105	62,698	11,826
Management fees from subsidiaries	40,462	43,900	51,770
Interest income on loans and discounts	133,215	177,137	232,272
Gains on sales of investments in subsidiaries	53,005	—	—
Other income	11,319	37,319	4,444

Total	517,823	530,311	847,800

Expenses:
Operating expenses	43,192	52,887	60,037
Interest expense	130,453	175,723	230,780
Losses on sales of investments in a subsidiary	26,606	—	—
Other expense	5,946	2,768	11,286

Total	206,197	231,378	302,103

Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	(505,891)	(307,879)	365,266

Income (loss) before income tax expense (benefit)	(194,265)	(8,946)	910,964
Income tax expense (benefit)	(89,543)	5,063	(1,509)

Net income (loss)	(104,722)	(14,009)	912,473

MIZUHO FINANCIAL GROUP, INC. AND SUBSIDIARIES
Condensed statements of cash flows

	2022	2023	2024

	(in millions of yen)
Cash flows from operating activities:
Net income (loss)	(104,722)	(14,009)	912,473
Adjustments and other	351,484	394,191	(421,191)

Net cash provided by operating activities	246,762	380,182	491,282

Cash flows from investing activities:
Net change in loans	(72,313)	(511,934)	(130,719)
Purchases of investments in subsidiaries	—	(179,210)	(91,200)
Proceeds from sales of investments in subsidiaries	452,500	721	—
Net change in other investing activities	208	(5,673)	(9,983)

Net cash provided by (used in) investing activities	380,395	(696,095)	(231,902)

Cash flows from financing activities:
Net change in short-term borrowings	(95,000)	55,000	(179,000)
Proceeds from issuance of long-term debt	930,033	1,497,032	1,363,655
Repayment of long-term debt	(1,256,720)	(1,030,099)	(1,232,936)
Purchases of treasury stock	(1,927)	(1,575)	(2,478)
Dividends paid	(196,783)	(209,457)	(234,787)
Net change in other financing activities	44	1,117	2,116

Net cash provided by (used in) financing activities	(620,353)	312,018	(283,431)

Net increase (decrease) in cash and cash equivalents	6,804	(3,895)	(24,050)
Cash and cash equivalents at beginning of fiscal year	44,966	51,770	47,875

Cash and cash equivalents at end of fiscal year	51,770	47,875	23,825